12 Financial assets and financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	R$ 1,045,042	R$ 943,209	R$ 62,260	R$ 25,490
Restricted cash	2,053	16,841
Trade receivables	309,944	135,240
Total	9,680	26,642
Financial Assets At Amortised Cost [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Cash and cash equivalents	1,045,042	943,209
Restricted cash	2,053	16,841
Trade receivables	309,944	135,240
Related parties
Total	1,357,039	1,095,290
Current	1,347,359	1,083,436
Non-current	R$ 9,680	R$ 11,854